CRYPTOCURRENCY ASSETS	12 Months Ended
Dec. 31, 2021
CRYPTOCURRENCY ASSETS
CRYPTOCURRENCY ASSETS

7.    CRYPTOCURRENCY ASSETS

The amounts represented the cryptocurrencies held by the Group as of December 31, 2021. For the year ended December 31, 2021, the Group generated cryptocurrencies through cryptocurrency mining business and the mining pool business. The movement of cryptocurrencies was as follows:

For the year
ended December
31, 2021
US$
Beginning balance	—
Receipts from issuance of ordinary shares for private placement	19,289
Cryptocurrencies acquired in connection with business combination	73,184
Cryptocurrencies borrowing	10,222
Cryptocurrencies mined from mining pool business	1,275,238
Cryptocurrencies mined from mining business	39,013
Cryptocurrency to be distributed for promotion activities on behalf of a third party	3,179
Deposits received from customers of mining data center	3,965
Distribution to pool participants	(1,282,143)
Repayment of deposit in the form of cryptocurrencies	(6,586)
Repayment of cryptocurrencies borrowings	(6,523)
Payment of service expense and long-lived assets	(2,295)
Cryptocurrencies paid in connection with asset acquistion	(1,731)
Disposal of cryptocurrencies	(37,599)
Others	(379)
Impairment of cryptocurrency assets	(31,757)
Ending balance of cryptocurrency assets, net	55,077